TAXES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2022
TAXES PAYABLE
Schedule of taxes to be collected

	3/31/2021	12/31/2021
Current liabilities:
PIS/ COFINS	362,184	372,631
IRRF/ CSRF	88,612	265,956
ICMS	20,570	22,843
INSS/ FGTS	52,200	82,170
PAES/ REFIS	23,612	23,362
ISS	12,496	14,168
Others	18,480	23,355
Total	578,154	804,485

Non-current liabilities:
PAES/ REFIS	141,154	145,448
PASEP/ COFINS	14,041	13,936
IR /CS installments	93,041	101,016
Others	—	212
	248,236	260,612